Filed Pursuant to Rule 485(b)

Registration No.  333-283326

811-24027

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 6	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 8	X

RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)

401 Union Street, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Albaneze, Esq. Associate General Counsel Russell Investments Exchange Traded Funds 401 Union Street, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 29, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 3 (the “Amendment”) to Registration Nos. 333-283326 and 811-24027 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 6 to Registration Nos. 333-283326 and 811-24027. This Post-Effective Amendment No. 6 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 3. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before January 29, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investments Exchange Traded Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 5th day of January, 2026.

RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Registrant

By: *
Vernon Barback, Trustee, President and
Chief Executive Officer (Principal Executive Officer)

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 5, 2026.

Signatures	Signatures

*	*
Ross Erickson, Treasurer, Chief Financial Officer (Principal Financial Officer) and Chief Accounting Officer (Principal Accounting Officer)	Vernon Barback, Trustee, President and Chief Executive Officer (Principal Executive Officer)

*	*
Michelle Cahoon, Trustee	Michael Day, Trustee

*	*
Julie Dien Ledoux, Trustee	Jeremy May, Trustee

*	*
Ellen M. Needham, Trustee	Jeannie Shanahan, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/ Jessica Gates
*By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to Registration Statement Nos. 333-283326 and 811-24027.